Financial Instruments - Financial Instruments Measured and Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments
Marketable securities		$ 74,600
Deferred finance costs, net		7,200	$ 8,100
Advances payment received for sale of vessels	$ 13,000
(Level I)
Financial Instruments
Cash and cash equivalents		293,331	267,668
Marketable securities		74,600
(Level I) | Unsecured long-term debt
Financial Instruments
Long-term debt		263,094	255,868
(Level II) | Secured long-term debt, including current portion
Financial Instruments
Long-term debt		161,500	175,250
Total
Financial Instruments
Cash and cash equivalents		293,331	267,668
Marketable securities		74,600
Total | Secured long-term debt, including current portion
Financial Instruments
Long-term debt		161,500	175,250
Total | Unsecured long-term debt
Financial Instruments
Long-term debt		$ 263,094	$ 255,868